Income taxes - Components of deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 655,004	$ 464,800
Deferred tax liability	(868,643)	(1,224,640)
Net deferred tax assets	(213,639)	(759,840)	$ 1,381,355
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	529,525	288,655
Deferred tax liability	(126,029)
Net deferred tax assets	655,555	288,655	154,406
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(978,114)	(1,217,527)
Net deferred tax assets	(978,114)	(1,148,280)	16,104
Right of use assets.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,056
Net deferred tax assets	1,056
Reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	124,423	176,145
Deferred tax liability	(16,558)	(7,113)
Net deferred tax assets	$ 107,864	176,145	1,227,868
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets		$ (76,360)	$ (17,023)